Schedule of Investments (unaudited)	iShares® U.S. Infrastructure ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aluminum — 1.5%
Arconic Corp.(a)	385,219	$10,805,393
Century Aluminum Co.(a)	902,615	6,652,272
Kaiser Aluminum Corp.	110,999	8,778,911
		26,236,576
Auto Parts & Equipment — 0.6%
XPEL Inc.(a)	215,879	9,915,323
Building Products — 6.7%
Advanced Drainage Systems Inc.(b)	99,676	8,977,817
Apogee Enterprises Inc.	262,667	10,301,800
Armstrong World Industries Inc.	130,710	9,798,022
AZEK Co. Inc. (The)(a)(b)	497,014	8,320,014
Builders FirstSource Inc.(a)	166,042	8,916,455
Carlisle Companies Inc.	43,064	10,275,501
Cornerstone Building Brands Inc.(a)	445,905	10,920,214
Gibraltar Industries Inc.(a)	245,148	9,499,485
Insteel Industries Inc.	267,520	9,007,398
Owens Corning	114,132	8,481,149
Simpson Manufacturing Co. Inc.	102,421	10,304,577
Trex Co. Inc.(a)(b)	172,388	9,381,355
		114,183,787
Commodity Chemicals — 3.1%
AdvanSix Inc.	246,681	8,249,013
Hawkins Inc.	311,729	11,231,596
LyondellBasell Industries NV, Class A	101,325	8,861,884
Olin Corp.	166,580	7,709,322
Tredegar Corp.	891,992	8,919,920
Westlake Corp.(b)	83,728	8,207,019
		53,178,754
Construction & Engineering — 12.5%
AECOM	154,774	10,094,360
API Group Corp.(a)(b)	612,640	9,171,221
Argan Inc.	277,501	10,356,337
Comfort Systems USA Inc.(b)	121,923	10,137,897
Construction Partners Inc., Class A(a)(b)	496,191	10,390,240
EMCOR Group Inc.	101,505	10,450,955
Fluor Corp.(a)	386,720	9,412,765
Granite Construction Inc.	344,077	10,026,404
Great Lakes Dredge & Dock Corp.(a)	778,543	10,206,699
IES Holdings Inc.(a)	354,102	10,683,257
Infrastructure and Energy Alternatives Inc.(a)(b)	1,355,699	10,886,263
MasTec Inc.(a)(b)	134,095	9,609,248
MDU Resources Group Inc.	420,630	11,352,804
MYR Group Inc.(a)	123,768	10,907,674
Northwest Pipe Co.(a)(b)	329,250	9,857,745
NV5 Global Inc.(a)(b)	93,092	10,867,560
Primoris Services Corp.	442,290	9,624,230
Quanta Services Inc.	84,712	10,617,802
Sterling Construction Co Inc(a)	447,522	9,809,682
Tutor Perini Corp.(a)	1,066,648	9,365,169
Valmont Industries Inc.	43,589	9,791,397
		213,619,709
Construction Machinery & Heavy Trucks — 2.2%
Astec Industries Inc.	233,100	9,505,818
Greenbrier Companies Inc. (The)	259,695	9,346,423
Terex Corp.	297,608	8,145,531
Trinity Industries Inc.	426,473	10,329,176
		37,326,948
Security	Shares	Value
Construction Materials — 1.7%
Martin Marietta Materials Inc.	32,845	$9,828,538
Summit Materials Inc., Class A(a)(b)	391,378	9,115,193
Vulcan Materials Co.	68,677	9,759,002
		28,702,733
Copper — 0.4%
Taseko Mines Ltd.(a)(b)	6,815,438	7,360,673
Distributors — 0.6%
Pool Corp.(b)	28,234	9,916,628
Diversified Metals & Mining — 0.5%
Compass Minerals International Inc.	252,396	8,932,294
Electric Utilities — 20.3%
ALLETE Inc.	223,132	13,115,699
Alliant Energy Corp.	223,451	13,096,463
American Electric Power Co. Inc.	136,185	13,065,589
Avangrid Inc.	291,064	13,423,872
Constellation Energy Corp.	203,008	11,624,238
Duke Energy Corp.	121,372	13,012,292
Edison International	199,044	12,587,543
Entergy Corp.	110,729	12,472,515
Evergy Inc.	198,372	12,943,773
Eversource Energy	150,548	12,716,789
Exelon Corp.	269,841	12,229,194
FirstEnergy Corp.	318,079	12,211,053
Fortis Inc./Canada	278,122	13,146,827
Hawaiian Electric Industries Inc.	322,775	13,201,497
IDACORP Inc.	129,062	13,670,247
MGE Energy Inc.	173,719	13,520,550
NextEra Energy Inc.	170,165	13,180,981
NRG Energy Inc.	297,822	11,367,866
OGE Energy Corp.	338,854	13,066,210
Otter Tail Corp.	206,618	13,870,266
PG&E Corp.(a)	1,089,470	10,872,911
Pinnacle West Capital Corp.	170,673	12,479,610
PNM Resources Inc.	291,098	13,908,662
Portland General Electric Co.	278,787	13,473,776
PPL Corp.	465,654	12,633,193
Southern Co. (The)	183,398	13,078,111
Xcel Energy Inc.	185,471	13,123,928
		347,093,655
Environmental & Facilities Services — 0.7%
Tetra Tech Inc.	81,839	11,175,115
Forest Products — 1.0%
Louisiana-Pacific Corp.	152,200	7,976,802
West Fraser Timber Co. Ltd.	114,985	8,822,799
		16,799,601
Gas Utilities — 5.6%
Atmos Energy Corp.	119,457	13,391,130
Chesapeake Utilities Corp.	39,604	5,130,698
New Jersey Resources Corp.	300,429	13,378,103
Northwest Natural Holding Co.	249,955	13,272,610
ONE Gas Inc.	159,184	12,924,149
South Jersey Industries Inc.	392,651	13,405,105
Southwest Gas Holdings Inc.	122,946	10,706,138
Spire Inc.	178,569	13,280,177
		95,488,110

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.7%
Vistra Corp.	532,443	$12,166,323
Industrial Machinery — 1.8%
Luxfer Holdings PLC	684,481	10,349,353
Mueller Industries Inc.	193,799	10,327,549
Omega Flex Inc.	100,854	10,853,907
		31,530,809
Multi-Utilities — 11.6%
Algonquin Power & Utilities Corp.(b)	948,357	12,736,435
Ameren Corp.	147,924	13,366,413
Avista Corp.	276,302	12,021,900
Black Hills Corp.	183,533	13,355,696
CenterPoint Energy Inc.	438,537	12,971,924
CMS Energy Corp.	194,114	13,102,695
Consolidated Edison Inc.	140,895	13,399,114
Dominion Energy Inc.	167,705	13,384,536
DTE Energy Co.	103,986	13,180,226
NiSource Inc.	442,061	13,036,379
NorthWestern Corp.	228,140	13,444,290
Public Service Enterprise Group Inc.	202,793	12,832,741
Sempra Energy	86,599	13,013,232
Unitil Corp.	241,592	14,186,282
WEC Energy Group Inc.	132,505	13,335,303
		197,367,166
Oil & Gas Equipment & Services — 0.4%
U.S. Silica Holdings Inc.(a)(b)	643,172	7,345,024
Oil & Gas Storage & Transportation — 6.5%
Antero Midstream Corp.	1,217,774	11,020,855
DTE Midstream LLC(a)	238,197	11,676,417
Enbridge Inc.	282,559	11,940,943
EnLink Midstream LLC	1,159,161	9,852,869
Equitrans Midstream Corp.	1,615,368	10,273,741
Kinder Morgan Inc.	663,238	11,115,869
Kinetik Holdings Inc.	321,946	10,991,236
ONEOK Inc.	195,666	10,859,463
TC Energy Corp.	225,440	11,680,046
Williams Companies Inc. (The)	362,368	11,309,505
		110,720,944
Railroads — 2.2%
CSX Corp.	430,902	12,522,012
Norfolk Southern Corp.	55,877	12,700,283
Union Pacific Corp.	59,702	12,733,243
		37,955,538
Research & Consulting Services — 1.2%
Jacobs Engineering Group Inc.(b)	79,799	10,144,847
Stantec Inc.	231,654	10,144,129
		20,288,976
Semiconductors — 0.6%
SunPower Corp.(a)	602,244	9,521,478
Specialty Chemicals — 2.9%
Avient Corp.	213,573	8,560,006
Danimer Scientific Inc.(a)(b)	2,730,522	12,451,180
Eastman Chemical Co.	98,611	8,852,310
Ecovyst Inc.	1,080,074	10,638,729
Ingevity Corp.(a)	150,402	9,496,382
		49,998,607
Security	Shares	Value
Steel — 6.7%
Allegheny Technologies Inc.(a)	408,369	$9,274,060
Carpenter Technology Corp.	321,849	8,982,806
Cleveland-Cliffs Inc.(a)(b)	476,484	7,323,559
Commercial Metals Co.	271,084	8,972,880
Haynes International Inc.	292,457	9,583,816
Nucor Corp.	84,588	8,831,833
Olympic Steel Inc.	320,965	8,264,849
Reliance Steel & Aluminum Co.	56,684	9,628,344
Ryerson Holding Corp.	359,715	7,658,332
Steel Dynamics Inc.	138,014	9,129,626
TimkenSteel Corp.(a)	469,797	8,789,902
U.S. Steel Corp.(b)	434,406	7,780,212
Worthington Industries Inc.	232,574	10,256,513
		114,476,732
Trading Companies & Distributors — 2.0%
BlueLinx Holdings Inc.(a)(b)	127,937	8,547,471
Boise Cascade Co.	134,490	8,000,810
H&E Equipment Services Inc.	305,704	8,856,245
United Rentals Inc.(a)	36,416	8,845,811
		34,250,337
Water Utilities — 5.7%
American States Water Co.	171,706	13,995,756
American Water Works Co. Inc.	89,076	13,251,837
Artesian Resources Corp., Class A, NVS	229,567	11,287,809
California Water Service Group	251,167	13,952,327
Essential Utilities Inc.	294,357	13,496,268
Middlesex Water Co.	45,999	4,033,192
SJW Group	222,917	13,912,250
York Water Co. (The)	334,883	13,539,320
		97,468,759
Total Long-Term Investments — 99.7%
(Cost: $1,807,548,025)	.	1,703,020,599

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	43,460,790	43,456,444
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	2,890,000	2,890,000
Total Short -Term Investments — 2.7%
(Cost: $46,350,199)		46,346,444
Total Investments in Securities — 102.4%
(Cost: $1,853,898,224)		1,749,367,043
Liabilities in Excess of Other Assets — (2.4)%		(41,441,333)
Net Assets — 100.0%		$1,707,925,710

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,922,144	$36,537,699	(a)	$—	$1,312	$(4,711)	$43,456,444	43,460,790	$210,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,310,000	1,580,000	(a)	—	—	—	2,890,000	2,890,000	5,640		—
					$1,312	$(4,711)	$46,346,444		$216,071		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	4	09/16/22	$299	$(45,619)
E-Mini Utilities Select Sector Index	24	09/16/22	1,699	13,313
S&P Mid 400 E-Mini Index	11	09/16/22	2,495	(102,754)
				$(135,060)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,703,020,599	$—	$—	$1,703,020,599
Money Market Funds	46,346,444	—	—	46,346,444
	$1,749,367,043	$—	$—	$1,749,367,043
Derivative financial instruments(a)
Assets
Futures Contracts	$13,313	$—	$—	$13,313
Liabilities
Futures Contracts	(148,373)	—	—	(148,373)
	$(135,060)	$—	$—	$(135,060)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

4